Schedule of Investments (unaudited) November 30, 2019	iShares® MSCI Japan Equal Weighted ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.5%
SG Holdings Co. Ltd.	600	$14,388
Yamato Holdings Co. Ltd.	1,200	20,513

		34,901

Airlines — 0.4%
ANA Holdings Inc.	600	20,420
Japan Airlines Co. Ltd.	400	12,426

		32,846

Auto Components — 3.3%
Aisin Seiki Co. Ltd.	600	22,683
Bridgestone Corp.	600	23,970
Denso Corp.	400	17,854
Koito Manufacturing Co. Ltd.	400	20,601
NGK Spark Plug Co. Ltd.	1,000	20,007
Stanley Electric Co. Ltd.	800	22,135
Sumitomo Electric Industries Ltd.	1,400	20,889
Sumitomo Rubber Industries Ltd.	1,600	20,323
Toyoda Gosei Co. Ltd.	1,000	23,350
Toyota Industries Corp.	400	23,487
Yokohama Rubber Co. Ltd. (The)	1,000	20,592

		235,891

Automobiles — 2.7%
Honda Motor Co. Ltd.	800	22,405
Isuzu Motors Ltd.	1,800	21,047
Mazda Motor Corp.	2,100	18,601
Mitsubishi Motors Corp.	4,200	18,793
Nissan Motor Co. Ltd.	2,700	16,736
Subaru Corp.	800	20,941
Suzuki Motor Corp.	600	26,606
Toyota Motor Corp.	400	27,899
Yamaha Motor Co. Ltd.	1,000	20,884

		193,912

Banks — 4.4%
Aozora Bank Ltd.	600	15,275
Bank of Kyoto Ltd. (The)	600	24,738
Chiba Bank Ltd. (The)	4,800	27,351
Concordia Financial Group Ltd.	5,000	20,272
Fukuoka Financial Group Inc.	1,400	26,655
Japan Post Bank Co. Ltd.	1,600	15,487
Mebuki Financial Group Inc.	7,400	19,123
Mitsubishi UFJ Financial Group Inc.	4,000	21,116
Mizuho Financial Group Inc.	13,000	20,086
Resona Holdings Inc.	4,400	18,647
Seven Bank Ltd.	6,800	21,050
Shinsei Bank Ltd.	1,600	25,174
Shizuoka Bank Ltd. (The)	2,600	19,777
Sumitomo Mitsui Financial Group Inc.	600	21,856
Sumitomo Mitsui Trust Holdings Inc.	600	22,940

		319,547

Beverages — 1.1%
Asahi Group Holdings Ltd.	400	19,235
Coca-Cola Bottlers Japan Holdings Inc.	800	19,205
Kirin Holdings Co. Ltd.	1,000	22,126
Suntory Beverage & Food Ltd.	400	17,350

		77,916

Biotechnology — 0.2%
PeptiDream Inc.(a)	400	18,373

Security	Shares	Value

Building Products — 1.4%
AGC Inc./Japan	600	$21,889
Daikin Industries Ltd.	200	28,755
LIXIL Group Corp.	1,400	23,651
TOTO Ltd.	600	26,244

		100,539

Capital Markets — 1.2%
Daiwa Securities Group Inc.	4,000	20,272
Japan Exchange Group Inc.	1,200	20,393
Nomura Holdings Inc.	5,200	26,624
SBI Holdings Inc./Japan	800	16,605

		83,894

Chemicals — 6.2%
Air Water Inc.	1,200	19,264
Asahi Kasei Corp.	2,000	22,455
Daicel Corp.	2,600	25,547
Hitachi Chemical Co. Ltd.	800	28,783
JSR Corp.	1,200	21,225
Kansai Paint Co. Ltd.	1,200	30,222
Kuraray Co. Ltd.	1,400	16,914
Mitsubishi Chemical Holdings Corp.	2,800	20,754
Mitsubishi Gas Chemical Co. Inc.	1,600	25,013
Mitsui Chemicals Inc.	800	19,162
Nippon Paint Holdings Co. Ltd.	600	31,997
Nissan Chemical Corp.	400	15,834
Nitto Denko Corp.	400	22,427
Shin-Etsu Chemical Co. Ltd.	200	21,386
Showa Denko KK	800	21,353
Sumitomo Chemical Co. Ltd.	4,200	18,946
Taiyo Nippon Sanso Corp.	1,200	26,704
Teijin Ltd.	1,200	22,562
Toray Industries Inc.	2,800	18,512
Tosoh Corp.	1,400	20,838

		449,898

Commercial Services & Supplies — 1.5%
Dai Nippon Printing Co. Ltd.	1,000	26,728
Park24 Co. Ltd.	800	19,322
Secom Co. Ltd.	200	16,998
Sohgo Security Services Co. Ltd.	400	20,784
Toppan Printing Co. Ltd.	1,200	23,855

		107,687

Construction & Engineering — 1.6%
JGC Holdings Corp.	1,400	20,340
Kajima Corp.	1,800	23,718
Obayashi Corp.	2,200	23,304
Shimizu Corp.	2,400	22,968
Taisei Corp.	600	23,532

		113,862

Construction Materials — 0.3%
Taiheiyo Cement Corp.	800	23,121

Consumer Finance — 1.0%
Acom Co. Ltd.	6,000	24,874
AEON Financial Service Co. Ltd.	1,000	15,113
Credit Saison Co. Ltd.	1,800	29,751

		69,738

Containers & Packaging — 0.3%
Toyo Seikan Group Holdings Ltd.	1,200	20,897

1

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Japan Equal Weighted ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Consumer Services — 0.3%
Benesse Holdings Inc.	800	$21,098

Diversified Financial Services — 1.0%
Mitsubishi UFJ Lease & Finance Co. Ltd.	4,000	25,678
ORIX Corp.	1,400	22,916
Tokyo Century Corp.	500	26,664

		75,258

Diversified Telecommunication Services — 0.3%
Nippon Telegraph & Telephone Corp.	400	20,188

Electric Utilities — 1.3%
Chubu Electric Power Co. Inc.	1,200	16,722
Chugoku Electric Power Co. Inc. (The)	1,600	21,141
Kansai Electric Power Co. Inc. (The)	1,200	13,675
Kyushu Electric Power Co. Inc.	1,600	14,085
Tohoku Electric Power Co. Inc.	1,400	13,871
Tokyo Electric Power Co. Holdings Inc.(a)	3,400	14,903

		94,397

Electrical Equipment — 1.0%
Fuji Electric Co. Ltd.	600	18,464
Mitsubishi Electric Corp.	1,600	22,084
Nidec Corp.	200	29,568

		70,116

Electronic Equipment, Instruments & Components — 3.8%
Alps Alpine Co. Ltd.	1,000	22,564
Hamamatsu Photonics KK	600	24,299
Hirose Electric Co. Ltd.	200	24,582
Hitachi High-Technologies Corp.	400	26,080
Hitachi Ltd.	600	23,560
Kyocera Corp.	400	27,201
Murata Manufacturing Co. Ltd.	400	23,172
Omron Corp.	400	23,486
Shimadzu Corp.	800	24,071
TDK Corp.	200	21,021
Yaskawa Electric Corp.	600	22,025
Yokogawa Electric Corp.	800	14,633

		276,694

Entertainment — 1.2%
Konami Holdings Corp.	600	26,408
Nexon Co. Ltd.(a)	1,200	16,360
Square Enix Holdings Co. Ltd.	400	19,761
Toho Co. Ltd./Tokyo	600	24,354

		86,883

Equity Real Estate Investment Trusts (REITs) — 2.9%
Daiwa House REIT Investment Corp.	8	21,872
Japan Prime Realty Investment Corp.	6	27,313
Japan Real Estate Investment Corp.	4	27,212
Japan Retail Fund Investment Corp.	6	13,659
Nippon Building Fund Inc.	4	30,025
Nippon Prologis REIT Inc.	10	26,819
Nomura Real Estate Master Fund Inc.	14	25,543
Orix JREIT Inc.	10	21,980
United Urban Investment Corp.	8	15,560

		209,983

Food & Staples Retailing — 2.0%
Aeon Co. Ltd.	1,000	20,391
FamilyMart Co. Ltd.	600	14,158
Lawson Inc.	400	21,770
Seven & i Holdings Co. Ltd.	600	22,343

Security	Shares	Value

Food & Staples Retailing (continued)
Sundrug Co. Ltd.	600	$21,039
Tsuruha Holdings Inc.	200	23,797
Welcia Holdings Co. Ltd.	400	24,509

		148,007

Food Products — 2.9%
Ajinomoto Co. Inc.	1,400	23,318
Calbee Inc.	800	25,751
Kikkoman Corp.	400	20,089
MEIJI Holdings Co. Ltd.	200	13,588
NH Foods Ltd.	600	25,148
Nisshin Seifun Group Inc.	1,000	18,775
Nissin Foods Holdings Co. Ltd.	200	14,976
Toyo Suisan Kaisha Ltd.	600	25,861
Yakult Honsha Co. Ltd.	400	23,450
Yamazaki Baking Co. Ltd.	1,200	21,993

		212,949

Gas Utilities — 0.7%
Osaka Gas Co. Ltd.	1,000	18,738
Toho Gas Co. Ltd.	400	15,104
Tokyo Gas Co. Ltd.	600	14,489

		48,331

Health Care Equipment & Supplies — 1.8%
Asahi Intecc Co. Ltd.	800	23,304
Hoya Corp.	400	36,490
Olympus Corp.	1,600	23,727
Sysmex Corp.	400	27,712
Terumo Corp.	600	21,045

		132,278

Health Care Providers & Services — 0.6%
Alfresa Holdings Corp.	600	12,388
Medipal Holdings Corp.	800	17,153
Suzuken Co. Ltd./Aichi Japan	400	17,478

		47,019

Health Care Technology — 0.4%
M3 Inc.	1,000	27,486

Hotels, Restaurants & Leisure — 0.7%
McDonald’s Holdings Co. Japan Ltd.	400	19,761
Oriental Land Co. Ltd./Japan	200	27,659

		47,420

Household Durables — 3.1%
Casio Computer Co. Ltd.	1,400	26,681
Iida Group Holdings Co. Ltd.	1,200	21,313
Nikon Corp.	1,400	19,189
Panasonic Corp.	2,200	20,732
Rinnai Corp.	400	30,682
Sekisui Chemical Co. Ltd.	1,400	24,354
Sekisui House Ltd.	1,200	25,915
Sharp Corp./Japan	1,800	27,187
Sony Corp.	400	25,218

		221,271

Household Products — 0.8%
Lion Corp.	1,000	20,135
Pigeon Corp.	400	18,592
Unicharm Corp.	600	19,642

		58,369

Independent Power and Renewable Electricity Producers — 0.3%
Electric Power Development Co. Ltd.	800	19,176

2

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Japan Equal Weighted ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Industrial Conglomerates — 0.6%
Keihan Holdings Co. Ltd.	400	$19,542
Toshiba Corp.	600	21,532

		41,074

Insurance — 2.5%
Dai-ichi Life Holdings Inc.	1,400	22,539
Japan Post Holdings Co. Ltd.	1,900	17,853
Japan Post Insurance Co. Ltd.	1,200	20,634
MS&AD Insurance Group Holdings Inc.	600	19,401
Sompo Holdings Inc.	600	23,647
Sony Financial Holdings Inc.	1,200	27,833
T&D Holdings Inc.	2,100	24,699
Tokio Marine Holdings Inc.	400	21,740

		178,346

Interactive Media & Services — 1.1%
Kakaku.com Inc.	1,000	24,116
LINE Corp.(a)	600	28,217
Z Holdings Corp.	7,000	24,098

		76,431

Internet & Direct Marketing Retail — 0.9%
Mercari Inc.(a)(b)	800	17,635
Rakuten Inc.	2,800	24,264
ZOZO Inc.	1,000	19,898

		61,797

IT Services — 2.7%
Fujitsu Ltd.	200	18,174
GMO Payment Gateway Inc.	400	28,345
Itochu Techno-Solutions Corp.	800	21,353
NEC Corp.	600	23,970
Nomura Research Institute Ltd.	1,400	29,519
NTT Data Corp.	1,800	24,524
Obic Co. Ltd.	200	26,536
Otsuka Corp.	600	24,025

		196,446

Leisure Products — 1.7%
Bandai Namco Holdings Inc.	400	24,243
Sankyo Co. Ltd.	600	20,272
Sega Sammy Holdings Inc.	1,600	23,070
Shimano Inc.	200	32,326
Yamaha Corp.	400	22,025

		121,936

Machinery — 6.6%
Amada Holdings Co. Ltd.	2,000	22,281
Daifuku Co. Ltd.	400	23,267
FANUC Corp.	200	38,179
Hino Motors Ltd.	2,600	25,428
Hitachi Construction Machinery Co. Ltd.	800	21,083
Hoshizaki Corp.	200	17,478
IHI Corp.	1,000	23,313
JTEKT Corp.	1,800	22,354
Kawasaki Heavy Industries Ltd.	1,200	26,934
Komatsu Ltd.	800	18,753
Kubota Corp.	1,400	21,586
Kurita Water Industries Ltd.	800	22,354
Makita Corp.	600	19,834
MINEBEA MITSUMI Inc.	1,200	23,275
MISUMI Group Inc.	800	19,797
Mitsubishi Heavy Industries Ltd.	600	22,946
Nabtesco Corp.	800	24,546

Security	Shares	Value

Machinery (continued)
NGK Insulators Ltd.	1,400	$23,075
NSK Ltd.	2,600	25,119
Sumitomo Heavy Industries Ltd.	400	11,433
THK Co. Ltd.	800	22,464

		475,499

Marine — 0.6%
Mitsui OSK Lines Ltd.	800	20,966
Nippon Yusen KK	1,200	20,590

		41,556

Media — 0.9%
CyberAgent Inc.	600	20,710
Dentsu Inc.	600	21,752
Hakuhodo DY Holdings Inc.	1,400	22,615

		65,077

Metals & Mining — 1.8%
Hitachi Metals Ltd.	2,000	27,979
JFE Holdings Inc.	1,400	17,834
Maruichi Steel Tube Ltd.	800	23,012
Mitsubishi Materials Corp.	800	21,361
Nippon Steel Corp.	1,200	17,593
Sumitomo Metal Mining Co. Ltd.	800	24,224

		132,003

Multiline Retail — 2.0%
Isetan Mitsukoshi Holdings Ltd.	2,200	19,588
J Front Retailing Co. Ltd.	1,800	23,636
Marui Group Co. Ltd.	1,200	28,863
Pan Pacific International Holdings Corp.	1,600	25,919
Ryohin Keikaku Co. Ltd.	2,000	45,530

		143,536

Oil, Gas & Consumable Fuels — 0.8%
Idemitsu Kosan Co. Ltd.	800	21,828
Inpex Corp.	2,000	19,523
JXTG Holdings Inc.	4,000	17,774

		59,125

Paper & Forest Products — 0.3%
Oji Holdings Corp.	4,300	24,541

Personal Products — 1.5%
Kao Corp.	200	15,728
Kobayashi Pharmaceutical Co. Ltd.	200	16,401
Kose Corp.	200	31,833
Pola Orbis Holdings Inc.	600	14,782
Shiseido Co. Ltd.	400	28,874

		107,618

Pharmaceuticals — 5.0%
Astellas Pharma Inc.	1,400	23,874
Chugai Pharmaceutical Co. Ltd.	400	34,912
Daiichi Sankyo Co. Ltd.	400	25,064
Eisai Co. Ltd.	400	29,623
Hisamitsu Pharmaceutical Co. Inc.	400	19,615
Kyowa Kirin Co. Ltd.	1,000	21,213
Mitsubishi Tanabe Pharma Corp.	1,600	29,265
Nippon Shinyaku Co. Ltd.	200	18,044
Ono Pharmaceutical Co. Ltd.	1,000	22,418
Otsuka Holdings Co. Ltd.	600	26,156
Santen Pharmaceutical Co. Ltd.	1,400	26,208
Shionogi & Co. Ltd.	400	23,516
Sumitomo Dainippon Pharma Co. Ltd.	1,200	22,650

3

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Japan Equal Weighted ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Taisho Pharmaceutical Holdings Co. Ltd.	200	$14,756
Takeda Pharmaceutical Co. Ltd.	600	24,409

		361,723

Professional Services — 0.7%
Persol Holdings Co. Ltd.	1,200	22,058
Recruit Holdings Co. Ltd.	800	28,944

		51,002

Real Estate Management & Development — 2.6%
Aeon Mall Co. Ltd.	1,200	19,275
Daito Trust Construction Co. Ltd.	200	24,445
Daiwa House Industry Co. Ltd.	600	18,349
Hulic Co. Ltd.	2,200	24,730
Mitsubishi Estate Co. Ltd.	1,000	18,323
Mitsui Fudosan Co. Ltd.	800	19,892
Nomura Real Estate Holdings Inc.	1,000	24,153
Sumitomo Realty & Development Co. Ltd.	400	13,931
Tokyu Fudosan Holdings Corp.	3,600	24,688

		187,786

Road & Rail — 5.0%
Central Japan Railway Co.	200	40,353
East Japan Railway Co.	200	18,391
Hankyu Hanshin Holdings Inc.	600	25,751
Keikyu Corp.	1,200	24,666
Keio Corp.	400	25,642
Keisei Electric Railway Co. Ltd.	600	24,710
Kintetsu Group Holdings Co. Ltd.	400	22,610
Kyushu Railway Co.	600	20,409
Nagoya Railroad Co. Ltd.	800	25,459
Nippon Express Co. Ltd.	400	25,349
Odakyu Electric Railway Co. Ltd.	800	19,658
Seibu Holdings Inc.	1,200	21,138
Tobu Railway Co. Ltd.	800	29,258
Tokyu Corp.	1,200	23,658
West Japan Railway Co.	200	17,600

		364,652

Semiconductors & Semiconductor Equipment — 2.3%
Advantest Corp.	600	29,312
Disco Corp.	200	43,138
Renesas Electronics Corp.(a)	2,600	16,928
Rohm Co. Ltd.	200	16,802
SUMCO Corp.	1,400	21,618
Tokyo Electron Ltd.	200	41,275

		169,073

Software — 0.5%
Oracle Corp. Japan	200	18,391
Trend Micro Inc./Japan	400	21,587

		39,978

Specialty Retail — 1.7%
ABC-Mart Inc.	400	26,628
Nitori Holdings Co. Ltd.	200	31,321
Shimamura Co. Ltd.	200	16,035
USS Co. Ltd.	1,400	27,128
Yamada Denki Co. Ltd.	4,600	22,935

		124,047

Security	Shares	Value

Technology Hardware, Storage & Peripherals — 1.7%
Brother Industries Ltd.	1,200	$23,779
Canon Inc.	800	22,135
FUJIFILM Holdings Corp.	400	18,891
Konica Minolta Inc.	2,600	17,023
Ricoh Co. Ltd.	2,000	20,583
Seiko Epson Corp.	1,400	21,298

		123,709

Tobacco — 0.2%
Japan Tobacco Inc.	800	18,223

Trading Companies & Distributors — 2.2%
ITOCHU Corp.	1,200	26,168
Marubeni Corp.	2,800	20,664
Mitsubishi Corp.	800	20,937
Mitsui & Co. Ltd.	1,200	21,253
MonotaRO Co. Ltd.	1,000	28,125
Sumitomo Corp.	1,400	21,081
Toyota Tsusho Corp.	600	20,957

		159,185

Transportation Infrastructure — 0.7%
Japan Airport Terminal Co. Ltd.	600	31,175
Kamigumi Co. Ltd.	800	17,723

		48,898

Wireless Telecommunication Services — 1.1%
KDDI Corp.	800	22,931
NTT DOCOMO Inc.	800	21,938
Softbank Corp.	1,600	21,711
SoftBank Group Corp.	400	15,535

		82,115

Total Common Stocks — 98.9% (Cost: $6,613,588)		7,155,321

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.82%(c)(d)(e)	18,503	18,510
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.57%(c)(d)	1,000	1,000

		19,510

Total Short-Term Investments — 0.3% (Cost: $19,512)		19,510

Total Investments in Securities — 99.2% (Cost: $6,633,100)		7,174,831

Other Assets, Less Liabilities — 0.8%		56,473

Net Assets — 100.0%		$7,231,304

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

4

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Japan Equal Weighted ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/05/19	Net Activity	Shares Held at 11/30/19	Value at 11/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	18,503	18,503	$18,510	$631	(a)	$—	$(2)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,000	—	1,000	1,000	4		—	—

				$19,510	$635		$—	$(2)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	4	12/12/19	$62	$3,960

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$7,155,321	$—	$—	$7,155,321
Money Market Funds	19,510	—	—	19,510

	$7,174,831	$—	$—	$7,174,831

Derivative financial instruments(a)
Assets
Futures Contracts	$3,960	$—	$—	$3,960

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

5